Leases	6 Months Ended
Mar. 31, 2023
Leases
Leases

Note 18 – Leases

On July 1, 2020, Biopower Plant entered into a lease agreement with Tahe Forestry Bureau (the “Landlord”) to lease the manufacturing facility. The lease period is from July 1, 2020 to March 31, 2025, and the annual rent is RMB126,440 (approximately $19,295). According to the lease agreement, Biopower Plant can only use the land and factory buildings for the operations of Biopower Plant and cannot transfer the lease to a third person without the prior consent of the Landlord; otherwise, the lease agreement shall be terminated. Biopower Plant is required to notify the Landlord at least two months in advance of the lease expiration date to renew the lease agreement.

On October 8, 2021, Zhejiang New Material entered into a lease agreement with Hangzhou Forasen Energy Technology Co., Ltd., a PRC company controlled by Mr. Zhengyu Wang, spouse of Ms. Yefang Zhang, to lease approximately 27,147 square feet of office space in Hangzhou. The lease term is for five years with annual rent of RMB454,043 (equivalent of $71,624). The Company prepaid total rent of RMB2,270,214 (equivalent of $358,120) upon the starting date of the lease period.

On February 15, 2022, Hangzhou Forasen entered into a lease agreement with a third party to lease approximately 1,012 square feet of office space in Hangzhou. The lease term is for one and a half years with annual rent of RMB283,258 (equivalent of $44,683).

As of March 31, 2023 and September 30, 2022, the remaining average lease term was an average of 1.4 years and 1.9 years, respectively. The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on actual incremental borrowing interest rates from financial institutions in order to discount lease payments to present value. The weighted average discount rate of the Company’s operating leases was 4.7% per annum and 4.7% per annum, as of March 31, 2023 and September 30, 2022, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	March 31,	September 30,
	2023	2022
	(unaudited)
Right-of-use assets under operating leases	$268,589	$314,339

Operating lease liabilities, current	51,096	32,899
Operating lease liabilities, non-current	-	15,484
Total operating lease liabilities	$51,096	$48,383

As of
March 31,
2023
(unaudited)
Reminder of fiscal 2023	$35,418
Fiscal 2024	17,534
Total Future minimum lease payments	52,952
Less: Imputed interest	(1,856)
Total	$51,096